Commitments- Fees and expenses (Details) - Co-location, bandwidth fees, licensed copyrights and marketing expenses - CNY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Commitments
No later than 1 year	¥ 21,768	¥ 19,737
Later than 1 year and no later than 5 years	22,291	12,097
More than 5 years	4,964	3,672
Total	¥ 49,023	¥ 35,506